Annual Fund Operating Expenses	Jun. 30, 2024
BNY Mellon Concentrated Growth ETF | BNY Mellon Concentrated Growth ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.50%	[1]
BNY Mellon Dynamic Value ETF | BNY Mellon Dynamic Value ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.60%

[1]	It is currently contemplated that, effective on or about March 28, 2025, BNY Mellon Tax Managed Growth Fund (Predecessor Fund), a series of BNY Mellon Investment Funds IV, Inc., will be reorganized into the fund (Reorganization). The fund will commence operations upon the completion of the Reorganization and will continue the operations of the Predecessor Fund. The "Annual Fund Operating Expenses" have been restated to reflect the fund's expected fees and expenses for the current fiscal year.
[2]	"Other expenses" are based on estimated amounts for the current fiscal year.